LEASES (Tables)	9 Months Ended
Jul. 31, 2026
Leases
Schedule of right-of-use lease asset and operating lease liability

	July 31, 2026	October 31, 2025
Manufacturing lease	$1,788,571	$1,788,571
Less: accumulated amortization	(1,476,710)	(1,222,210)
Right-of-use lease asset, net	$311,861	$566,361

Operating lease liability is summarized below:

	July 31, 2026	October 31, 2025
Manufacturing lease	$387,215	$701,275
Less: current portion	(387,215)	(477,956)
Long term portion	$–	$223,319

Schedule of future minimum lease payments

Remainder of 2026	$121,555
2027	283,628
Total future minimum lease payments	$405,183
Less imputed interest	(17,968)
Total operating lease liability	$387,215